CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue		€ 9,562	€ 93,500
Research and development expenses		(72,873)	(30,588)
Selling, general and administrative expenses		(13,736)	(9,294)
Total operating expenses		(86,609)	(39,882)
Operating (loss) / profit		(77,047)	53,618
Finance income		5,176	10
Finance expense		(3)	(185)
Fair value change–earn out and warrants		(5,998)
Foreign exchange gains		2,770	1,070
(Loss) / profit before tax		(75,102)	54,513
(Loss) / profit for the period		€ (75,102)	€ 54,513
Earnings per share (in Euros)
Basic	[1]	€ (0.92)	€ 1.50
Diluted	[1]	€ (0.92)	€ 1.35

[1]

(*)	Restated - see Note 10